Other Current Liabilities (Schedule of changes in product warranty obligation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Current Liabilities [Abstract]
Beginning of year	$ 4,355	$ 3,397
Accruals	8,938	7,643
Usage	(8,582)	(6,685)
Balance at end of year	$ 4,711	$ 4,355